Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of operating segments [line items]
Sales	$ 330,393		$ 247,954		$ 654,512		$ 502,744
Cost of sales, excluding depletion	78,445		65,211		157,228		132,119
Depletion	70,308		58,661		140,482		123,503
Net earnings	166,124	$ 162,002	105,812	$ 94,896	328,126	$ 307,096	200,708
Cash Flow From Operations	216,415		151,793		448,569		329,381
Total Assets	5,981,466		6,134,044		5,981,466	$ 5,957,272	6,134,044
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(18,465)		(21,799)		(30,435)		(34,981)
Cash Flow From Operations	(26,566)		(20,452)		(39,931)		(31,291)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(1,357)		(4,636)		(2,930)		(11,753)
Cash Flow From Operations	(978)		(4,642)		(2,207)		(12,752)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	3,420		3,366		3,301		3,963
Cash Flow From Operations	(1,590)		(3,295)		504		589
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	886		4,799		1,388		(3,643)
Cash Flow From Operations	(21)		(19)		(52)		70
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(15,516)		(18,270)		(28,676)		(46,414)
Cash Flow From Operations	(29,155)		(28,408)		(41,686)		(43,384)
Total Assets	417,951		523,441		417,951		523,441
Gold interests [member]
Disclosure of operating segments [line items]
Sales	162,293		159,272		297,319		318,794
Cost of sales, excluding depletion	40,543		38,746		74,318		81,505
Depletion	35,111		37,558		63,168		76,632
Net earnings	86,639		82,968		159,833		160,657
Cash Flow From Operations	122,186		120,824		223,420		238,114
Total Assets	3,345,786		3,420,603		3,345,786		3,420,603
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	12,618		12,605		19,306		20,246
Cost of sales, excluding depletion	2,778		2,966		4,254		4,894
Depletion	7,115		6,164		10,896		10,158
Net earnings	2,725		3,475		4,156		5,194
Cash Flow From Operations	10,262		9,639		15,480		15,255
Total Assets	310,120		333,885		310,120		333,885
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	103,039		117,706		195,395		236,800
Cost of sales, excluding depletion	23,613		27,946		44,805		58,525
Depletion	21,411		25,638		40,628		53,694
Net earnings	58,015		64,122		109,962		124,581
Cash Flow From Operations	79,426		90,059		150,590		179,196
Total Assets	2,468,716		2,551,563		2,468,716		2,551,563
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	4,174		5,196		7,184		10,490
Cost of sales, excluding depletion	947		1,221		1,631		2,568
Depletion	731		1,021		1,259		2,146
Net earnings	2,496		2,954		4,294		5,776
Cash Flow From Operations	3,227		3,975		5,553		7,923
Total Assets	104,310		108,260		104,310		108,260
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales	17,666		8,132		26,667		11,998
Cost of sales, excluding depletion	5,442		2,011		8,565		3,036
Depletion	1,217		1,458		1,217		2,203
Net earnings	11,007		4,663		16,885		6,759
Cash Flow From Operations	12,238		6,121		18,093		8,962
Total Assets	65,296		10,965		65,296		10,965
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	20,167		10,364		38,617		28,413
Cost of sales, excluding depletion	6,925		3,673		13,213		10,556
Depletion	3,615		1,900		6,927		5,479
Net earnings	9,627		4,791		18,477		12,378
Cash Flow From Operations	13,242		6,691		25,404		17,857
Total Assets	175,275		188,888		175,275		188,888
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	4,629		5,269		10,150		10,847
Cost of sales, excluding depletion	838		929		1,850		1,926
Depletion	1,022		1,377		2,241		2,952
Net earnings	2,769		2,963		6,059		5,969
Cash Flow From Operations	3,791		4,339		8,300		8,921
Total Assets	222,069		227,042		222,069		227,042
Silver interests [member]
Disclosure of operating segments [line items]
Sales	149,455		79,142		323,337		163,060
Cost of sales, excluding depletion	34,216		24,711		76,375		46,874
Depletion	30,261		18,974		69,027		42,629
Net earnings	84,978		35,457		177,935		73,557
Cash Flow From Operations	112,456		51,591		246,789		117,501
Total Assets	1,758,216		1,716,763		1,758,216		1,716,763
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	7,865		4,203		16,936		10,291
Cost of sales, excluding depletion	1,777		1,514		3,860		3,598
Depletion	2,230		1,937		4,847		4,604
Net earnings	3,858		752		8,229		2,089
Cash Flow From Operations	6,088		2,689		13,076		6,693
Total Assets	212,197		223,583		212,197		223,583
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	49,133		31,714		106,116		71,938
Cost of sales, excluding depletion	7,909		8,165		17,237		18,005
Depletion	6,542		6,214		14,258		13,704
Net earnings	34,682		17,335		74,621		40,229
Cash Flow From Operations	41,223		23,549		88,879		53,932
Total Assets	336,314		360,998		336,314		360,998
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	39,903		13,039		90,485		34,700
Cost of sales, excluding depletion	8,074		2,581		18,065		6,845
Depletion	11,284		6,888		25,817		17,761
Net earnings	20,545		3,570		46,603		10,094
Cash Flow From Operations	31,013		10,458		71,604		27,855
Total Assets	601,117		651,049		601,117		651,049
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	52,554		30,186		109,800		46,131
Cost of sales, excluding depletion	16,456		12,451		37,213		18,426
Depletion	10,205		3,935		24,105		6,560
Net earnings	25,893		13,800		48,482		21,145
Cash Flow From Operations	34,132		14,895		73,230		29,021
Total Assets	608,588		481,133		608,588		481,133
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales	330,393		247,954		654,512		502,744
Cost of sales, excluding depletion	78,445		65,211		157,228		132,119
Depletion	70,308		58,661		140,482		123,503
Net earnings	181,640		124,082		356,802		247,122
Cash Flow From Operations	245,570		180,201		490,255		372,765
Total Assets	5,563,515		5,610,603		5,563,515		5,610,603
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	10,822		9,540		23,097		20,890
Cost of sales, excluding depletion	1,946		1,754		4,137		3,740
Depletion	1,712		2,129		3,982		4,242
Net earnings	7,164		5,657		14,978		12,908
Cash Flow From Operations	8,876		7,786		18,960		17,150
Total Assets	237,407		245,727		237,407		245,727
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales	7,823				10,759
Cost of sales, excluding depletion	1,740				2,398
Depletion	3,224				4,305
Net earnings	2,859				4,056
Cash Flow From Operations	2,052		0		1,086
Total Assets	$ 222,106		$ 227,510		$ 222,106		$ 227,510